ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable	$ 2,304	$ 2,236	$ 2,236
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Customer accounts receivable	1,579		1,529
Other accounts receivable	785		762
Allowance for doubtful accounts
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable	$ 60		$ 55